Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Schedule of Parent Company Statements of Cash Flows [Line Items]
Net cash used in operating activities	$ (1,672,349)	$ (120,882)
Net cash used in investing activities	(3,933,220)	(2,573,000)
Net cash provided by financing activities	$ 7,037,437	$ 3,035,285